Derivative financial instruments (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2024 USD ($) GBP (£)	Dec. 31, 2024 EUR (€) GBP (£)	Dec. 31, 2024 JPY (¥) GBP (£)	Dec. 31, 2023 USD ($) GBP (£)	Dec. 31, 2023 EUR (€) GBP (£)	Dec. 31, 2023 JPY (¥) GBP (£)
Derivative financial instruments
Net gain/(loss) on net investment hedge, recognised in other comprehensive income	£ (17)	£ 109	£ (68)
Net investment hedge
Derivative financial instruments
Hedge ratio	1
Gain or (loss) due to ineffectiveness	£ 0	0
Net gain/(loss) on net investment hedge, recognised in other comprehensive income	£ (17)	£ 109	£ (68)
Net investment hedge | US dollar
Derivative financial instruments
Amount of hedged item | $				$ 2,310			$ 2,756
Net investment hedge | Euro
Derivative financial instruments
Amount of hedged item | €					€ 315			€ 343
Net investment hedge | JPY
Derivative financial instruments
Amount of hedged item | ¥						¥ 2,055			¥ 1,898
Cross-currency swaps | Net investment hedge | US dollar
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				1,300	1,300	1,300	1,641	1,641	1,641
Cross-currency swaps | Net investment hedge | JPY
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				10	10	10	11	11	11
Cross-currency swaps notional | Net investment hedge | US dollar
Derivative financial instruments
Nominal amount of hedging instrument | $				1,627			2,091
Cross-currency swaps notional | Net investment hedge | JPY
Derivative financial instruments
Nominal amount of hedging instrument | ¥						2,000			1,925
Cross-currency swaps future interest cash flow | Net investment hedge | US dollar
Derivative financial instruments
Nominal amount of hedging instrument | $				137			206
Cross-currency swaps future interest cash flow | Net investment hedge | JPY
Derivative financial instruments
Nominal amount of hedging instrument | ¥						55			27
Loan notional | Net investment hedge | US dollar
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				436	436	436	360	360	360
Bonds | Net investment hedge | Euro
Derivative financial instruments
Hedge ratio	1	1
Nominal amount of hedging instrument				261	261	261	298	298	298